DISPOSAL OF SUBSIDIARIES	12 Months Ended
Dec. 31, 2022
DISPOSAL OF SUBSIDIARIES.
DISPOSAL OF SUBSIDIARIES

4.DISPOSAL OF SUBSIDIARIES

On August 5, 2022, KAG and Stanley Star entered into a shares transfer agreement (the “Agreement”). Pursuant to the Agreement, the Group sell all the shares it held in Renren Finance Inc and its subsidiaries and VIEs and VIEs’ subsidiaries to Stanley Star at a consideration of $1 and additional compensation shall be made if the net liabilities of the Disposal Group were different as of the closing date.

On December 28, 2022, KAG and Stanley Star entered into a supplement agreement to issue $50,000 convertible preferred shares of the Company to Stanley Star as part of consideration to compensate the difference of net asset between the closing date and the agreement date. On March 24, 2023, KAG and Stanley Star entered into an amendment to the supplement agreement that modified specific terms of the $50 million preferred stock issued by the Company to Stanley Star.

On October 27, 2022 the Company calculated a gain regarding the divestiture of Disposal group as follows:

As of October 27, 2022
Fair value of preferred shares issued to Stanley Star	$(24,592)
The carrying amount of any noncontrolling interest	(3,954)
Net liabilities	(24,276)
Gain on disposal of subsidiaries	$3,638

Consideration received presents the fair value of the preferred shares issued to the Buyer as of the closing date and the fair value is approximately $24.6 million. When the Company deconsolidated subsidiaries, the amount of accumulated other comprehensive loss $2,060 is reclassified and partially offset the gain.

4.DISPOSAL OF SUBSIDIARIES-CONTINUED

The divestiture of the Disposal Group did not constitute a strategic shift of the Company’s operations and did not have major effects on the Company’s operations and financial results; therefore, the transactions do not meet the discontinued operations criteria.

The following table summarizes the carrying amounts of the major classes of assets and liabilities of the Disposal Group as of October 27, 2022:

As of October 27, 2022
Cash and cash equivalents	$97
Prepaid expenses and other current assets	1,983
Property and equipment, net	4
Intangible assets, net	20
TOTAL ASSETS	$2,104

Accounts payable	(257)
Advance from customers	(163)
Long-term bank loan	(5,476)
Income tax payable	(2,225)
Amount due to Kaixin	(8,848)
VAT payable	(3,340)
Accrual expenses and other current liabilities	(6,071)
Total Liabilities	$(26,380)

Net liabilities	$(24,276)